Consolidated Comprehensive Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 970	$ 960	$ 199
Items that will not be reclassified subsequently to the Income Statement
Net actuarial results from defined benefit pension plans	(12)	74	(45)
Effects from strategic equity investments	8	1	(2)
Income tax result recognized directly in other comprehensive income	5	(11)	5
Items that are, or may be, subsequently reclassified to the Income Statement	1	64	(42)
Items that are, or may be, subsequently reclassified to the Income Statement
Results from derivative instruments designated as cash flow hedges	76	(140)	(7)
Income tax result recognized directly in other comprehensive income	337	(206)	255
Income tax result recognized directly in other comprehensive income	2	(37)	1
Total items of other comprehensive income (loss), net	415	(383)	249
Total items of other comprehensive income (loss), net	416	(319)	207
CONSOLIDATED COMPREHENSIVE INCOME	1,386	641	406
Non-controlling interest comprehensive income (loss)	7	(31)	31
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 1,379	$ 672	$ 375